FINANCIAL (EXPENSE)/INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2024
Financial Expenseincome Net
SCHEDULE OF FINANCIAL INCOME/(EXPENSE), NET

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

(Loss)/gains from fair value changes of equity/debt securities investments, net	(28,326)	(80,923)	8,387
Interest income	1,606	13,429	3,850
Interest expense	(2,462)	(631)	-
Bank charges	(276)	(161)	(127)
Others	15,102	8,060	5,223
Total financial (expense)/income, net	(14,356)	(60,226)	17,333